Tax (Details) $ in Thousands, kr in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 DKK (kr)	Dec. 31, 2019 USD ($)
Income Tax Disclosure [Abstract]
Tax receive payment (in Kroner) | kr		kr 25
Company received tax recoveries	$ 825		$ 1,341
Tax losses carried forward	$ 28,200
Deferred Tax Percentage	22.00%	22.00%